Employee Retirement Plans (Multiemployer Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014 plan	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 02, 2010
Defined Benefit Plan Disclosure [Line Items]
Withdrawal liability	$ 62.2		$ 73.0	$ 98.6		$ 98.6
Multiemployer plans, plan contributions	10.8	10.8	14.4	11.2
Number of underfunded plans	2
Other Noncurrent Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Withdrawal liability	42.2		53.1
Accrued Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Withdrawal liability	14.5		14.4
Unsecured Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Withdrawal liability	$ 5.5		$ 5.5
Graphics Communications International Union Employer Retirement Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage of plan			65.00%
Projected period for accumulated funding deficit			4 years
Estimated future employer contributions as percentage of total contributions by all participating employers, minimum				5.00%
Graphics Communications Conference of the International Brotherhood of Teamsters National PensionFund [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage of plan			65.00%
Estimated future employer contributions as percentage of total contributions by all participating employers, minimum					5.00%